Fair Value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination	12 Months Ended
Dec. 31, 2012
Fair Value Of Above Below Market Acquired Time Charters And Gain Loss On Time Charter Agreement Termination [Abstract]
Fair Value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination

6.      Fair value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination:

The fair value of the time charters acquired at below/above fair market charter rates on the acquisition of the vessels is summarized below. These amounts are amortized on a straight-line basis to the end of each charter period.

Vessel	Fair value of acquired time charter	Accumulated amortization as of December 31, 2009	Balance December 31, 2009	Amortization 2010	Balance December 31, 2010	Amortization 2011	Balance December 31, 2011	Amortization 2012	Balance December 31, 2012

Fair Value of below market acquired time charter
Star Epsilon	$14.375	14.375	-	-	-	-	-	-	-
Star Theta	12.397	12.397	-	-	-	-	-	-	-
Star Alpha	46.966	46.966	-	-	-	-	-	-	-
Star Delta	13.815	13.815	-	-	-	-	-	-	-
Star Cosmo	3.856	2.044	1.812	1.360	452	452	-	-	-
Total	$91.409	89.597	1.812	1.360	452	452	-	-	-

Fair value of above market acquired time charter
Star Kappa	$1.980	1.980	-	-	-	-	-	-	-
Star Ypsilon	14.417	14.417	-	-	-	-	-	-	-
Star Big	13.733	-	-	-	-	1.180	12.553	3.224	9.329
Star Mega	9.332	-	-	-	-	1.186	8.146	3.145	5.001
Total	$39.462	16.397	-	-	-	2.366	20.699	6.369	14.330

During 2011, the Company acquired two second-hand Capesize vessels, Star Big and Star Mega (Note 5), with existing time charter contracts. Upon their delivery the Company evaluated the attached charter contracts by comparing the charter rates in the acquired time charter agreements with the market rates for equivalent time charter agreements prevailing at the time the foregoing vessels were delivered and recognized an asset of $23,065, $13,733 related to Star Big and $9,332 related to Star Mega. This amount is amortized on a straight-line basis to revenues through the end of the charter period. For the years ended December 31, 2010, 2011 and 2012 the amortization of fair value of above- market acquired time charters amounted to $0, $2,366 and $6,369, respectively, and is included under "Voyage revenues" in the accompanying consolidated statements of operations. For the years ended December 31, 2010, 2011 and 2012 the amortization of fair value of below-market acquired time charters amounted to $1,360, $452 and $0 , respectively, and is included under "Voyage revenues" in the accompanying consolidated statements of operations.

The estimated aggregate amortization expense of the above market acquired time charters until the end of their useful lives is analyzed as follows:

Years	Amount
December 31, 2013	$6.352
December 31, 2014	5.080
December 31, 2015	2.898
Total	$14.330

The carrying amount of the above market acquired time charters amounting to $14,330 as of December 31, 2012 will be amortized over a weighted-average period of 2.4 years.

Gain/loss on time charter agreement termination

For the year ended December 31, 2011

The vessel Star Cosmo was on time charter at a gross daily charter rate of $35.615 per day for the period from February 10, 2009 until May 1, 2011, and was redelivered earlier to the Company on February 17, 2011. The Company has recognized a gain on time charter agreement termination amounting to $273, which related to the write-off of the unamortized fair value of below market acquired time charter on vessel redelivery date. In addition, the Company recognized a gain amounting to $324 which represented the deferred revenue from the terminated time charter contract.

The vessel Star Omicron was on time charter at a gross daily charter rate of $43.0 per day for the period from April 22, 2008 until February 22, 2011, and was redelivered earlier to the Company on January 17, 2011. The Company recognized a gain amounting to $1,210 which represented the cash consideration received from its charterers relating to the early termination of this charter party.

The vessel Star Sigma was on time charter at a gross daily charter rate of $38.0 per day for the period from March 1, 2009 until October 29, 2013, and was redelivered earlier to the Company on December 31, 2011. The Company has recognized a gain amounting to $203 which represented the deferred revenue from the terminated time charter contract.

For the year ended December 31, 2012

The vessel Star Sigma was time chartered to Pacific Bulk Shipping Ltd. at a gross daily charter rate of $38.0 per day for the period from March 1, 2009 until October 29, 2013, and was redelivered earlier to the Company on December 31, 2011. On January 4, 2012, the Company signed an agreement with the charterer in order to receive an amount of $5,734 in cash, as compensation for the early redelivery of the respective vessel. The total amount was received in January 2012. In addition to the cash payment, Pacific Bulk supplied the Company with 1,027 metric tons of fuel, valued at $720.

All amounts presented above are included under "Gain on time charter agreement termination" in the accompanying consolidated statements of operations for years ended December 31, 2011 and 2012.